Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of our critical systems and information, primarily by the Information System Unit. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

We consider cybersecurity risk through our Risk Compliance Committee as part of its risk oversight function.In addition, our management updates our board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

Our management team is responsible for assessing and managing our material risks from cybersecurity threats. The Information System Unit has primary responsibility for our overall cybersecurity risk management program. Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel, threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	our management updates our board of directors, as necessary, regarding any material cybersecurity incidents
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team is responsible for assessing and managing our material risks from cybersecurity threats. The Information System Unit has primary responsibility for our overall cybersecurity risk management program. Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel, threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment.